financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Credit risk
Contract assets	$ 862	$ 913	$ 939	$ 843	$ 867	$ 898
Cost/Gross amount
Credit risk
Contract assets	888		969
Allowance for doubtful accounts
Credit risk
Contract assets	(26)		(30)
The 12-month period ending one year hence
Credit risk
Contract assets	589		614
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	607		634
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(18)		(20)
The 12-month period ending two years hence
Credit risk
Contract assets	228		278
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	235		287
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(7)		(9)
Thereafter
Credit risk
Contract assets	45		47
Thereafter | Cost/Gross amount
Credit risk
Contract assets	46		48
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)		$ (1)